Cash and cash equivalents - Foreign Currency Sensitivity and Risk Managment (Details) ₽ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents		₽ 47,382	₽ 42,101	₽ 40,966	₽ 18,435
Cash deposit | $	$ 2.5
Russian ruble
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents		40,040	36,594
Euro
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents		3,407	2,021
US Dollar
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents		2,847	2,618
Others
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents		₽ 1,088	₽ 868